Victory International Fund
Victory International Fund

Dear Shareholder:

This Victory Portfolios Prospectus for the International Fund is being revised to reflect a change in the cost of investing in the Class Y shares of the International Fund as described in the expense example table appearing under the heading “Fund Fees and Expenses.”

The Victory Portfolios

International Fund

Supplement dated June 19, 2013

to the Prospectus dated March 1, 2013

1. The following information replaces the appropriate section in the expense example table appearing under the heading "Fund Fees and Expenses" on page 2 of the Prospectus.
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Victory International Fund Class Y	122	381	773	2,163

Please insert this supplement in the front of your Prospectus. If you wish to obtain more information, please call the Victory Funds at 800-539-3863.